Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Summary of Expected Credit Loss Allowance

The movement in the expected credit loss allowance during the year was as follows:

	2019	2018
Balance at January 1,	$1,470	$2,596
Impairment loss recognized	72	483
Amounts written-off as uncollectible	(537)	(416)
Impairment loss reversed	(24)	(1,247)
Effect of movement in exchange rates	(52)	54
Balance at December 31,	$929	$1,470

Summary of Ageing of Trade Receivables

The ageing of trade receivables at December 31 was as follows:

	2019		2018
	Gross	Provision for Impairment	Gross	Provision for Impairment
Not past due	$144,292	$1	$175,277	$—
Past due 0 – 30 days	47,965	8	64,351	—
Past due 31 – 120 days	19,166	28	25,032	71
Past due more than 120 days	1,303	892	1,399	1,399
	$212,726	$929	$266,059	$1,470

Summary of Financial Instruments were Denominated in U S Dollars

The following financial instruments were denominated in U.S. dollars:

		2019				2018
		Canadian Operations		Foreign Operations		Canadian Operations		Foreign Operations
Cash	US	$9,727	US	$41,154	US	$957	US	$49,302
Accounts receivable		242		150,873		482		181,609
Accounts payable and accrued liabilities		(17,730)		(86,324)		(20,655)		(122,417)
Long-term liabilities, excluding long-term incentive plans(1)		—		(7,669)		—		(7,747)
Net foreign currency exposure	US	$(7,761)	US	$98,034	US	$(19,216)	US	$100,747
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)		$(78)		$—		$(192)		$—
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss		$—		$980		$—		$1,007

(1)   Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.

Summary of Contractual Maturities of Financial Liabilities and Other Contractual Commitments	The following are the contractual maturities of the Corporation’s financial liabilities and other contractual commitments as at December 31, 2019:
	2020	2021	2022	2023	2024	Thereafter	Total
Accounts payable and accrued liabilities	$199,478	$—	$—	$—	$—	$—	$199,478
Share based compensation	5,130	6,649	6,026	—	—	—	17,805
Long-term debt (1)	32,463	85,215	—	447,792	399,545	480,112	1,445,127
Interest on long-term debt (2)(3)	95,427	95,196	89,888	88,442	52,562	35,633	457,148
Commitments	36,812	64,098	45,346	6,643	5,195	11,117	169,211
Total	$369,310	$251,158	$141,260	$542,877	$457,302	$526,862	$2,288,769

(1)   At December 31, 2019, Precision committed to redeem US$25 million of its 6.5% unsecured senior notes due 2021 in the first quarter of 2020.

(2)   Calculated based on December 31, 2019 debt balance less first quarter unsecured senior notes redemptions, interest rates, and foreign exchange rates in effect as at December 31, 2019.

(3)   Excludes amortization of long-term debt issue costs.